Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2014 Time deposits USD ($)	Dec. 31, 2014 Time deposits CNY	Dec. 31, 2013 Time deposits USD ($)	Dec. 31, 2013 Time deposits CNY	Dec. 31, 2014 Restricted cash USD ($)	Dec. 31, 2014 Restricted cash CNY	Dec. 31, 2013 Restricted cash USD ($)	Dec. 31, 2013 Restricted cash CNY	Dec. 31, 2014 Quoted prices in active markets for identical assets (Level 1) CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets (Level 1) CNY	Dec. 31, 2014 Quoted prices in active markets for identical assets (Level 1) Time deposits CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets (Level 1) Time deposits CNY	Dec. 31, 2014 Quoted prices in active markets for identical assets (Level 1) Restricted cash CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets (Level 1) Restricted cash CNY	Dec. 31, 2014 Significant other observable inputs (Level 2) CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) CNY	Dec. 31, 2014 Significant other observable inputs (Level 2) Time deposits CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Time deposits CNY	Dec. 31, 2014 Significant other observable inputs (Level 2) Restricted cash CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Restricted cash CNY	Dec. 31, 2014 Significant unobservable inputs (Level 3) CNY	Dec. 31, 2013 Significant unobservable inputs (Level 3) CNY	Dec. 31, 2014 Significant unobservable inputs (Level 3) Time deposits CNY	Dec. 31, 2013 Significant unobservable inputs (Level 3) Time deposits CNY	Dec. 31, 2014 Significant unobservable inputs (Level 3) Restricted cash CNY	Dec. 31, 2013 Significant unobservable inputs (Level 3) Restricted cash CNY
Cash and cash equivalents
Cash and cash equivalents					$ 159,128	987,327	$ 206,400	1,249,481	$ 97,538	605,182	$ 27,082	163,948			987,327	1,249,481	605,182	163,948			0	0	0	0			0	0	0	0
Foreign currency / interest rate swap derivatives
- Financial assets	789	4,895	4,399	26,632									0	0					4,895	26,632					0	0
- Financial liabilities	657	4,077	1,076	6,513									0	0					4,077	6,513					0	0
Conversion option of convertible bonds	$ 0	0	$ 2,315	14,013									0	0					0	0					0	14,013